Investments (Financial Information of PPG's Equity Affiliates) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Property, net	$ 2,888					$ 2,721				$ 2,888		$ 2,721	$ 2,686
Short-term debt	(39)					(33)				(39)		(33)
Long-term debt	(3,939)					(3,617)				(3,939)		(3,617)
Revenues										13,512		13,153	11,989
Net earnings	227	339	362	13	[1]	216	311	340	228	941	[1]	1,095	769
Equity Affiliate
Gain (Loss) on Investments [Line Items]
Working capital	286					339				286		339
Property, net	1,047					952				1,047		952
Short-term debt	(162)					(202)				(162)		(202)
Long-term debt	(731)					(626)				(731)		(626)
Other, net	73					61				73		61
Net assets	513					524				513		524
Revenues										1,539		1,633	1,519
Net earnings										$ 28		$ 80	$ 103

[1]	First quarter 2012 includes charge of $163 million or $1.06 per diluted share related to restructuring (See Note 7, "Business Restructuring") and charge of $99 million or $0.64 per diluted share related to environmental remediation (See Note 15, "Commitments and Contingent Liabilities").